Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and include all adjustments necessary for the fair presentation of the Company’s financial position as of December 31, 2024 and 2023, and the results of operations and cash flows for the years then ended. The accompanying consolidated financial statements include the accounts of Profusa Inc. and its wholly owned subsidiary, APAC. All intercompany balances and transactions have been eliminated in consolidation.

In connection with the Merger that was consummated on July 11, 2025 (see Note 15), the Company retroactively applied the recapitalization of the Company’s equity structure including the consolidated statements of convertible preferred stock and stockholders’ deficit from January 1, 2023 to December 31, 2024 and the weighted average common shares outstanding, basic and diluted for the years ended December 31, 2024 and 2023. The retroactive application reflects the equivalent number of shares of Profusa common stock, $0.0001 par value per share, issued to the Company’s stockholders in connection with the Merger at the applicable exchange ratio of 0.345854 (the “Exchange Ratio”).

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenue and expenses in the condensed consolidated financial statements and accompanying notes. The Company’s management regularly assesses these estimates, including those related to accrued liabilities, valuation of the convertible debt, and senior notes, warrants, milestone based earn-outs, valuation allowance for deferred tax assets, and valuation of stock-based awards. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenue and expenses in the consolidated financial statements and accompanying notes. The Company’s management regularly assesses these estimates, including those related to accrued liabilities, valuation of the convertible debt, and senior notes, valuation allowance for deferred tax assets, and valuation of stock-based awards. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

The Company does not have any accounts receivable with customers in the years ended December 31, 2024 and 2023. The Company has developed policies that when accounts receivables are held with customers, they are recorded at the point in time in which management determines it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services transferred to the customer.

The Company will then perform ongoing credit evaluations of its customers and, if necessary, recognize allowances for potential credit losses. The Company does not require any allowance for credit losses as of December 31, 2024 and 2023.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and other receivables. Substantially all of the Company’s cash is held by one financial institution. Such deposits may, at times, exceed federally insured limits. The Company has not experienced any losses on its cash.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and other receivables. Substantially all of the Company’s cash is held by one financial institution. Such deposits may, at times, exceed federally insured limits. The Company has not experienced any losses on its cash.

The Company’s other receivables are represented by amounts owned by two government agencies under the government grants.

Cash

Cash

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of September 30, 2025 and 2024, cash consisted of cash on deposit with a bank denominated in U.S. dollars.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2024 and 2023, cash consisted of cash on deposit with a bank denominated in U.S. dollars.

Deferred Offering Costs

Deferred Offering Costs

Specific incremental costs, consisting of legal, accounting and other fees and costs, directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering. In the event of a significant delay or cancellation of a planned offering of securities, all of the costs are expensed. Offering costs capitalized as of September 30, 2025 and December 31, 2024 were $0 million and $2.8 million, respectively. During the three and nine months ended September 30, 2025, the Company charged $0.3 million against proceeds of the offering in additional paid-in capital and expensed approximately $15 million to general and administrative expenses in the statement of operations, which includes $2.4 million charged against the Business Combination transaction costs. The $0.3 million of deferred offering costs was deducted from the gross proceeds of the share issuance and is presented as a separate line item in the table below, reducing additional paid-in capital in the statement of changes in stockholders’ deficit.

Deferred Offering Costs
Balance as of December 31, 2024	$2,757
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Balance as of September 30, 2025	$—

Deferred Offering Costs

Specific incremental costs, consisting of legal, accounting and other fees and costs, directly attributable to a proposed or actual offering of securities are deferred and charged against the gross proceeds of the offering. In the event of a significant delay or cancellation of a planned offering of securities, all of the costs are expensed. Offering costs capitalized as of December 31, 2024 and December 31, 2023 were $2.8 million and $1.5 million, respectively. The deferred offering costs as of December 31, 2024 and 2023 includes $0.8 million and $0, respectively, of advances to NorthView to fund costs associated with the business combination.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all share-based payments including stock options. The fair value method requires the Company to estimate the fair value of share-based payment awards on the date of grant using an option pricing model. The Company uses the Black-Scholes pricing model to estimate the fair value of options granted that are then expensed on a straight-line basis over the vesting period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free rate of interest, expected dividend yield, expected volatility, and the expected life of the award.

Convertible Preferred Stock

Convertible Preferred Stock

The Company records all shares of convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The convertible preferred stock is recorded outside of permanent equity because while it is not mandatorily redeemable, in certain events considered not solely within the Company’s control, such as a merger, acquisition, or sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the convertible preferred stock will become redeemable at the option of the holders of at least a majority of the then outstanding preferred shares. The Company has not adjusted the carrying values of the convertible preferred stock to its liquidation preference because a deemed liquidation event obligating the Company to pay the liquidation preferences to holders of shares of convertible preferred stock is not probable of occurring. Subsequent adjustments to the carrying values to the liquidation preferences will be made only when it becomes probable that such a deemed liquidation event will occur.

Government Grants

Government Grants

The Company receives payments from government entities under non-refundable grants in support of our product development programs. The grants received fall within two categories:

a.	Expense Reimbursement Grants — grants in which the Company is entitled to claim from a government entity reimbursement of certain qualified expenses incurred to date. The nature and amount of such expenses are determined by each respective grant;
b.	Fixed Fee Grants — grants in which the total amount of the grant is fixed and the disbursements are made based on submission to the grantor of specified deliverables.

The Company has concluded that all government grants received are outside the scope of ASC 606 Revenue from Contracts with Customers, because such grants do not involve a reciprocal transfer in which each party receives and sacrifices approximately commensurate value. Therefore, the grants meet the definition of a contribution and are non-exchange transactions. The Company has further concluded that Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition does not apply to the government grants received, as we are a business entity, and the grants are with governmental agencies or units.

In absence of explicit U.S. GAAP guidance on contributions received by business entities, the Company made a policy decision to apply by analogy recognition and measurement guidance in International Accounting Standard 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”). Under this approach recognize grants at fair value only when there is reasonable assurance that the Company will comply with the conditions attaching to them, and that the grants will be received. The Company recognizes as income the amounts received or receivable from expense reimbursement grants to the extent, and in the period in which, the qualifying costs have been incurred. The Company recognizes as income the amounts received or receivable from fixed fee grants by applying the proportional performance method. Under this method the Company recognizes grant income using the same proportion as the costs incurred to date to the total expected cost of the project, but limiting the income to be recognized to the amount to which it is entitled based on the submitted deliverables.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of other receivables, accounts payable, warrant liabilities, earnout, promissory notes, convertible promissory notes and senior notes. The Company states accounts payable at their carrying value, which approximates fair value due to the short time to the expected receipt or payment. See Note 4 Fair Value Measurements for instruments valued under Level 2 or Level 3.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of other receivables, accounts payable, promissory notes, convertible promissory notes and senior notes. The Company states accounts payable at their carrying value, which approximates fair value due to the short time to the expected receipt or payment. The promissory notes are stated at amortized cost, which approximates their fair value, because the Company believes their terms approximate those that would be available to it on a similar loan from an unrelated party. The Tasly convertible debt issued between June 2023-February 2024 (Notes 3 and 5) carried at fair value based on unobservable market inputs.

Research and Development

Research and Development

Research and development expenses consist of costs related to employee compensation and benefits, costs for contract manufacturing organizations (“CMOs”), costs for contract research organizations (“CROs”), costs for sponsored research, costs for clinical trials, consultant services, laboratory supplies, product licenses, facility-related expenses and depreciation. All research and development costs are charged to research and development expenses within the statements of operations as incurred. Payments associated with licensing agreements to acquire exclusive licenses to develop, use, manufacture and commercialize products that have not reached technological feasibility and do not have alternate commercial use are also expensed as incurred. Payments made to third parties under these arrangements in advance of the performance of the related services by the third parties are recorded as prepaid expenses until the services are rendered.

Income Taxes

Income Taxes

The Company has established deferred income tax assets and liabilities for temporary differences between the financial reporting bases and the income tax bases of its assets and liabilities at enacted tax rates expected to be in effect when such assets or liabilities are realized or settled pursuant to the provisions of ASC Topic 740, “Income Taxes,” which prescribes a comprehensive model for the financial statement recognition, measurement, classification and disclosure of uncertain tax positions. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company has not recorded any unrecognized tax benefits as of September 30, 2025 and December 31, 2024.

The Company has no tax provision for the nine months ended September 30, 2025 and 2024, due to the net losses and full valuation allowance against net deferred tax assets. Additionally, the Company does not earn a material amount of revenue or interest as of the date of these financial statements requiring a tax provision.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability accounts are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are for the year in which the differences are expected to affect taxable income. Valuation allowances are established where necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for uncertain tax positions by assessing all material positions taken in any assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line. Accrued interest and penalties are included within the Accrued liabilities in the balance sheets. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock subject to repurchase and stock options are considered to be potentially dilutive securities. Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class method required for participating securities as the convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss is attributed entirely to common stockholders. Because the Company has reported a net loss for the reporting periods presented, the diluted net loss per common share is the same as basic net loss per common share for those periods.

Recent Accounting Standards

Recent Accounting Standards

From time to time, new accounting standards are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. During the nine months ended September 30, 2025 and through the date of issuance of these condensed consolidated financial statements, there have been no new, or existing, recently issued accounting pronouncements that are of significance, or potential significance, that impact the Company’s condensed consolidated financial statements.

Recent Accounting Standards

From time to time, new accounting standards are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. During the year ended December 31, 2024 and through the date of issuance of these consolidated financial statements, there have been no new, or existing, recently issued accounting pronouncements that are of significance, or potential significance, that impact the Company’s consolidated financial statements.

Recently issued accounting standards as adopted

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and redeemable convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 also removes certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and clarifies the scope and certain requirements under Subtopic 815-40. In addition, ASU 2020-06 improves the guidance related to the disclosures and earnings per-share (EPS) for convertible instruments and contracts in an entity’s own equity. For private companies, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company early adopted the standard in prior years, which did not have a material impact on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 effective December 31, 2024, on a retrospective basis. The adoption of 2023-07 did not change the way that the Company identifies its reportable segment. However, it has resulted in incremental disclosures within the notes of the Company’s consolidated financial statements (Note 14).

Recently issued accounting standards not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures”, to expand the disclosure requirements for income taxes, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently evaluating the ASU to determine its impact on our income tax disclosures.

In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Disaggregation of Income Statement Expenses (“DISE”). ASU 2024-03 requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. As revised by ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures, the provisions of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. With the exception of expanding disclosures to include more granular income statement expense categories, the Company does not expect the adoption of ASU 2024-03 to have a material effect on our consolidated financial statements taken as a whole.

Reverse Stock Split

Reverse Stock Split

On February 9, 2026, the Company effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of common stock. All share and per share information has been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and in accordance with the rules and regulations of the SEC. In the opinion of management, the interim unaudited financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of September 30, 2025, the results of its operations and changes to stockholders’ equity for the three and nine months ended September 30, 2025 and 2024, and its cash flows for the nine months ended September 30, 2025 and 2024. The results for the three and nine months ended September 30, 2025, are not necessarily indicative of results to be expected for the year ending December 31, 2025, or any other interim periods, or any future year or period. All amounts included herein have been rounded except where otherwise stated. As figures are rounded, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures. Certain disclosures have been consolidated or omitted from the unaudited interim condensed consolidated financial statements.

The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related disclosures as of December 31, 2024 and for the year then ended as found in the Form S-4/A filed by the Company with the SEC on April 3, 2025, as further amended.

Segment Information

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Digital assets

Digital assets

As a result of the adoption of ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), digital assets are measured at fair value as of each reporting period. The fair value of digital assets is measured using the period-end closing price from Coinbase, in accordance with ASC 820. Since the digital assets are traded on a 24-hour period, the Company utilizes the price as of midnight UTC time. Changes in fair value are recognized in Gain (loss) on fair value of digital assets, in Operating income (loss) on the Statement of Operations. When the Company sells digital assets, gains or losses from such transactions are measured as the difference between the cash proceeds and the carrying basis of the digital assets as determined on a First In-First Out basis and are also recorded within the same line item, Gains (loss) on fair value of digital assets.

The Company holds all digital assets with BitGo for custodial services, who were selected based on various factors, including their financial strength and industry reputation. Custodian risk refers to the potential loss, theft, or misappropriation of the Company’s digital assets due to operational failures, cybersecurity breaches, or financial difficulties experienced by these third parties. Although the Company periodically monitors the financial health, insurance coverage, and security measures of its custodians, reliance on such third parties inherently exposes the Company to risks that it cannot fully mitigate.

ELOC

ELOC

On July 28, 2025, the Company entered into the ELOC Purchase Agreement and the ELOC Registration Rights Agreement with Ascent. Upon the terms and subject to the satisfaction of the conditions contained in the ELOC Purchase Agreement, from and after the Effective Date, the Company will have the right, in its sole discretion, to sell to Ascent up to $100,000,000 of shares of its Common Stock, subject to certain limitations set forth in the ELOC Purchase Agreement, from time to time during the term of the ELOC Purchase Agreement. The ELOC is accounted for in accordance with US GAAP accounting for standby equity purchase agreements (“SEPA”) which are accounted for as an asset or liability pitot to the settlement of shares in equity and is not considered indexed to the Company’s stock under step 2 in ASC 815-40-15-7 and therefore liability classified.

As consideration for Ascent’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the ELOC Purchase Agreement, upon our execution of the term sheet relating to the ELOC Purchase Agreement, the Company issued Ascent warrants (the “Commitment Warrants”) to purchase up to 12,000 shares of Company Common Stock, as adjusted for the Reverse Stock Split (the “Commitment Warrant Shares”). Warrants are recorded at their fair value on grant date which was $0.9 million and were expensed to financing fees in accordance with US GAAP accounting for standby equity purchase agreements (“SEPA”).

Issuance fees such as warrant costs associated to a SEPA or ELOC are expensed upfront. The associated equity classified warrants were not remeasured after initial issuance. In the instance of liability classified warrants, the Company revalues the warrants in subsequent periods with the change in fair value recorded in earnings.

When the Company draws on the ELOC and issues shares, it recognizes the proceeds in equity. The amount recorded is based on the fair value of the cash received. The Company records ELOC transactions based on the actual cash received for each draw, as this is clearly measurable and traceable.

Merger with Northview Acquisition Company

Merger with Northview Acquisition Company

The Company accounted for the merger with Northview as a reverse recapitalization. A reverse recapitalization occurs when the legal acquirer (the public shell company) issues shares to the shareholders of the legal acquiree (the operating company), and the operating company’s shareholders obtain control of the combined entity. Because the public shell company does not meet the definition of a business under ASC 805, the transaction is not accounted for as a business combination. Instead, the transaction is accounted for as a capital transaction; that is, as a recapitalization of the operating company.

The historical financial statements are those of Legacy Profusa. The September 30, 2025 financial statements are those of Profusa Inc., with the assets and liabilities of Northview recognized at fair value as of the acquisition date. The equity structure, including the number and type of shares issued and outstanding reflects that of Legacy Profusa, and includes the equity instruments issued to effect the merger.

Any contingent consideration is measured at fair value at the acquisition date. For contingent consideration that does not meet all the criteria for equity classification, such contingent consideration is required to be recorded at its initial fair value at the acquisition date, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified contingent consideration are recognized on the condensed consolidated statements of operations in the period of change.

Accrued Liabilities

Accrued Liabilities

The Company recognizes accrued liabilities for expenses that have been incurred but not yet paid as of the reporting date. Accruals are recorded when (i) an obligation has been incurred, (ii) the amount is reasonably estimable, and (iii) the related goods or services have been received. Accrued liabilities primarily consist of compensation-related expenses (including salaries, bonuses, payroll taxes and benefits), professional fees, interest expense, operating costs, and other incurred but unpaid obligations.

Management evaluates all known and estimated obligations at each reporting period and updates accruals based on the best available information. Accrued liabilities are classified as current when the Company expects to settle the obligation within one year. Changes in estimates are recognized in the period in which such changes become known.

Due to Related Parties

Due to Related Parties

Amounts due to related parties represent liabilities arising from transactions with entities or individuals that meet the definition of a related party under ASC 850, Related Party Disclosures. Such balances generally consist of short-term, non-interest-bearing payables for advances, expense reimbursements, shared services, or other operating costs incurred on behalf of the Company. These amounts are recorded at their carrying value, which approximates fair value due to their short-term nature.

The Company recognizes related party payables when the underlying transaction has occurred, and the amount is fixed or determinable. Settlements of related party balances typically occur in cash; however, amounts may also be settled through offsets or other non-cash arrangements when appropriate.

Management evaluates related party balances each reporting period to ensure proper classification, measurement, and disclosure. Amounts expected to be repaid within one year are classified as current liabilities. All related party transactions are conducted on terms the Company believes approximate those that would be obtained in arm’s-length transactions; however, because such arrangements are with related parties, the terms may differ from those obtainable from unrelated third parties.

Earnout Arrangements

Earnout Arrangements

In connection with the Business Combination, the Company entered into earnout arrangements that provide for the issuance of additional shares of the Company’s Common Stock to certain pre-Business Combination holders upon the achievement of specified post-closing share-price or operational milestones. The earnout agreement allows for settlement in shares of the company and does not allow for settlement in cash or other assets.

The Company evaluates earnout arrangements in a de-SPAC transaction as a reverse recapitalization which is a capital transaction, under U.S. GAAP. The transaction was accounted for in line with SEC guidance (FRM Topic 12) and interpretations of ASC 805, Business Combinations, and the classification guidance under ASC 480, Distinguishing Liabilities from Equity. If the earnout arrangement does not require liability classification under ASC 480, it is then evaluated under the indexation guidance ASC 815-40-15, and the equity classification guidance ASC 815-40-25, to determine whether it should be classified as a liability or equity. All Milestones (Milestone I, II, III, and IV) do not require the liability classification under ASC 480, therefore the Company will proceed to assess under indexation guidance and equity classification guidance.

Earnout agreements have specific indexation requirements (ASC 815-40) to be considered indexed to the entity’s own stock, and meet the equity classification requirements. Earnout agreements are considered indexed to the entity’s own stock when the earnout meets both of the following: (i) The earnout is based solely on inputs that are observable market data or inputs that are not observable but are consistent with the entity’s own stock (e.g., stock price, strike price, number of shares), and (ii) The earnout does not contain provisions that could require settlement in a way that is not consistent with equity classification. These steps are satisfied for Milestones I & II, the earnout may be considered indexed to the entity’s own stock. Milestone III does not meet the indexation guidance as it is based on an event occurring to achieve $6 million in, which is not a market data or input. The Milestone IV Earnout does meet the scope exception ASC 815-10-15-59(d) from derivative accounting since payments under these milestones are based on revenue amounts. Financial instruments such as these meet the “own equity” scope exception in ASC 815-10-15-74(a), and the financial instrument would be classified as equity with no subsequent remeasurement (unless the earnout is modified). Milestone III does not meet this “own equity” scope exception and is thus liability classified, valued on the Closing Date with subsequent changes in the valuation adjusted through earnings.

The Company’s earnout Milestones I, II, and IV meet the equity classification criteria under ASC 815-40. As there is no obligation to net cash settle, there is a fixed quantity of shares, settlement is exclusively made in shares, and there are no downside protections or leverage features that protect the holder from a decline in price. As these conditions were all met, the earnout is considered both indexed to the entity’s own stock (or within the scope exception), and meet the equity classification requirements. These earnouts were fair valued on the Closing Date and will not be remeasured. Similarly, Milestone III was fair valued on the Closing Date and was determined to have a $0 value due to the current probability input of the event occurring being 0%. Additionally, this Milestone III was revalued as of September 30, 2025 and continues to have a current probability of 0% and no value was associated with the milestone. On the Closing Date, Milestones I and II had a value of $1.7 million, while Milestone IV had a value of $0 as this was also deemed improbable of occurring. Milestone III does not meet the indexed guidance as it is based on an event occurring to achieve $6 million in, which is not a market data or input. The Milestone IV Earnout does meet the scope exception ASC 815-10-15-59(d) from derivative accounting since payments under these milestones are based on revenue amounts.

Warrants

Warrants

The Company reviews the terms of warrants to purchase its Common Stock to determine whether warrants should be classified as liabilities or stockholders’ deficit in its condensed consolidated balance sheets. In order for a warrant to be classified in stockholders’ deficit, the warrant must be (i) indexed to the Company’s equity and (ii) meet the conditions for equity classification. Legal costs incurred in connection with the issuance of equity-classified warrants are capitalized as a reduction to Additional Paid-In Capital if the warrants are issued in conjunction with an equity financing or equity-linked arrangement, and expensed immediately only if the costs are not directly attributable to the issuance.

If a warrant does not meet the conditions for stockholders’ deficit classification, it is carried on the condensed consolidated balance sheets as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in other non-operating losses (gains) in the condensed consolidated statements of operations. If a warrant meets both conditions for equity classification, the warrant is initially recorded, at its relative fair value on the date of issuance, in stockholders’ deficit in the condensed consolidated balance sheets, and the amount initially recorded is not subsequently remeasured at fair value. Legal and professional fees incurred in connection with the issuance of liability-classified warrants, including those failing equity classification under ASC 815-40 are expensed immediately to the income statement as incurred.

Excise tax payable

Excise tax payable

The Inflation Reduction Act of 2022, enacted in August 2022, imposed a 1% non-deductible excise tax on net repurchases of shares by domestic corporations whose stock is traded on an established securities market.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which focuses on the rate reconciliation and income taxes paid. ASU No. 2023-09 requires a public business entity (PBE) to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. This pronouncement is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. Upon adoption, the Company will be required to disclose additional specified categories in the rate reconciliation in both percentage and dollar amounts. The standard, which is effective for the Company’s fiscal year ended December 31, 2025 is expected to be applied prospectively and will improve disclosures to include a more granular presentation of income taxes. The Company does not expect the adoption of ASU 2023-09 to have a material effect on our consolidated financial statements taken as a whole

In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Disaggregation of Income Statement Expenses (“DISE”). ASU 2024-03 requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. As revised by ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, the provisions of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. With the exception of expanding disclosures to include more granular income statement expense categories, the Company does not expect the adoption of ASU 2024-03 to have a material effect on our consolidated financial statements taken as a whole.